Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short Term Investments

Short term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Investment in marketable securities in Zhengbang (i)	1,334	1,480	212
Derivate assets (ii)	99	80	11
	1,433	1,560	223

(i)	For the years ended December 31, 2023, 2024 and 2025, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized loss of RMB9, gain of RMB110, gain of RMB146 (US$20), respectively, in the consolidated statements of operations and comprehensive income (loss).

(ii)	Jilin Zhengye entered into foreign currency swap contracts and cross currency interest rate swap contracts on November 28, 2024 and November 7, 2025 with a commercial bank (see Note 2 and Note 12). Jilin Zhengye determined the foreign currency forward contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.